Schedule of Stock Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Compensation and employee benefits	$ 796,565	$ 1,575,952
Professional services	688,993
Total	$ 1,485,558	$ 1,575,952